Portfolio of Investments
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	9,989,000	10,022,490
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	1,517,756	1,537,281
Series 2020-IA Class A1A
04/15/2069	1.330%	12,311,038	12,419,992
Navient Private Education Refi Loan Trust(a)
Series 2020-DA Class A
05/15/2069	1.690%	12,873,653	12,999,345
Series 2020-HA Class A
01/15/2069	1.310%	3,242,479	3,258,948
Series 2021-A Class A
05/15/2069	0.840%	1,291,448	1,290,018
Series 2021-BA Class A
07/15/2069	0.940%	1,915,628	1,911,899
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.285%	6,508,928	6,439,553
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.886%	6,102,983	6,104,924
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	0.886%	5,464,680	5,509,779
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	1.004%	1,845,805	1,855,423
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	0.265%	1,777,606	1,771,519
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	0.736%	5,434,268	5,457,746
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	364,633	366,239
Series 2016-B Class A2A
02/17/2032	2.430%	72,982	74,636
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-BA Class A1A
07/15/2053	1.290%	10,326,576	10,457,539
Series 2021-A Class APT1
01/15/2053	1.070%	9,348,842	9,379,984
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.534%	1,590,461	1,611,324
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	1.186%	404,364	405,511
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.036%	819,601	820,987
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	0.936%	617,938	618,288
Series 2017-A Class A1
1-month USD LIBOR + 0.700% Floor 0.700% 03/26/2040	0.786%	498,394	498,775
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	0.686%	568,748	569,020
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	1,526,546	1,541,433
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	2,824,645	2,861,681
SOFI Professional Loan Program Trust(a)
Series 2021-A Class AFX
08/17/2043	1.030%	4,965,615	4,958,233
Total Asset-Backed Securities — Non-Agency (Cost $104,020,474)			104,742,567

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	0.800%	8,182,000	8,187,132
CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 Class AAB
10/10/2047	3.371%	950,394	988,053
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $9,142,433)			9,175,185

Residential Mortgage-Backed Securities - Agency 43.9%

Fannie Mae REMICS
CMO Series 2019-78 Class DE
11/25/2049	2.000%	2,157,562	2,182,729
CMO Series 2020-50 Class A
07/25/2050	2.000%	6,829,655	6,940,578
Federal Home Loan Mortgage Corp.
11/01/2030- 03/01/2031	3.500%	32,454,081	34,757,156
12/01/2030- 10/01/2032	3.000%	26,474,396	28,242,176
09/01/2031	2.000%	5,182,002	5,367,978
CMO Series 4426 Class QC
07/15/2037	1.750%	11,964,363	12,241,767
CMO Series 4891 Class PA
07/15/2048	3.500%	3,508,625	3,580,100
CMO Series 5102 Class MA
04/25/2051	1.500%	10,776,303	10,747,063
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.848% Cap 8.441% 05/01/2042	2.960%	1,214,178	1,285,120
12-month USD LIBOR + 1.650% Cap 7.350% 03/01/2043	2.349%	3,103,616	3,275,058
12-month USD LIBOR + 1.638% Floor 1.638%, Cap 7.825% 07/01/2047	2.824%	9,064,868	9,377,143
12-month USD LIBOR + 1.640% Cap 7.822% 05/01/2049	2.822%	17,675,796	18,285,043
Federal National Mortgage Association
12/01/2030- 10/01/2035	2.000%	32,951,483	33,957,271
02/01/2035- 12/01/2035	3.000%	26,366,908	28,374,437
06/01/2035- 07/01/2043	3.500%	10,780,085	11,761,651
02/01/2036- 09/01/2036	2.500%	10,929,555	11,594,105
10/01/2040- 12/01/2049	5.000%	27,206,427	30,493,492
07/01/2048- 11/01/2049	4.500%	21,600,215	24,058,862
06/01/2049	5.500%	14,232,252	16,461,882
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-57 Class AB
08/25/2045	3.000%	2,708,206	2,876,105
CMO Series 2019-33 Class MA
07/25/2055	3.500%	9,746,202	10,233,291
CMO Series 2020-48 Class AB
07/25/2050	2.000%	16,686,687	17,049,687
CMO Series 2020-48 Class DA
07/25/2050	2.000%	9,623,384	9,756,244
Federal National Mortgage Association(c)
11/01/2036	3.000%	24,498,958	25,997,849
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685% Floor 1.685%, Cap 7.438% 11/01/2042	2.438%	3,676,166	3,880,339
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.757% 06/01/2045	2.325%	2,218,481	2,308,565
12-month USD LIBOR + 1.563% Floor 1.563%, Cap 7.481% 09/01/2045	2.474%	3,962,369	4,182,406
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.690% 01/01/2046	2.692%	4,218,901	4,397,098
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.687% 02/01/2046	2.687%	5,631,677	5,895,553
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.873% 04/01/2046	2.873%	4,590,536	4,824,197
1-year CMT + 2.034% Floor 2.034%, Cap 9.955% 03/01/2049	3.955%	6,663,540	6,960,848
Freddie Mac REMICS
CMO Series 205106 Class BA
06/25/2049	1.500%	2,264,804	2,272,037
Government National Mortgage Association
09/20/2044- 01/20/2045	4.000%	9,003,879	9,830,089
03/20/2048- 02/20/2049	4.500%	9,848,113	10,613,737
03/20/2048- 05/20/2049	5.000%	20,090,151	22,025,552
01/20/2049- 05/20/2049	5.500%	23,639,476	26,131,983
CMO Series 2017-99 Class DE
07/20/2045	2.500%	5,276,613	5,382,513
CMO Series 2018-36 Class KC
02/20/2046	3.000%	4,736,079	4,874,683
CMO Series 2019-132 Class NA
09/20/2049	3.500%	1,386,573	1,449,457
CMO Series 2020-11 Class ME
02/20/2049	2.500%	13,343,223	13,867,957

2	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-23 Class MG
02/20/2051	1.500%	20,524,432	20,670,340
Government National Mortgage Association(d)
CMO Series 2011-137 Class WA
07/20/2040	5.590%	1,698,910	1,975,236
Total Residential Mortgage-Backed Securities - Agency (Cost $505,131,228)			510,439,377

Residential Mortgage-Backed Securities - Non-Agency 7.6%

Angel Oak Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2066	0.909%	5,560,032	5,567,857
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	1,341,727	1,356,864
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	2,094,476	2,101,481
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	3,272,243	3,294,820
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	2,597,877	2,601,330
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2053	0.986%	9,000,000	9,022,362
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 11/25/2053	0.886%	9,395,000	9,403,384
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 02/25/2055	0.809%	6,699,000	6,700,608
MFA Trust(a),(d)
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	7,807,386	7,832,107
MSG III Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 06/25/2054	0.836%	5,326,000	5,324,261
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 05/25/2055	0.836%	7,919,000	7,927,387
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	1,953,166	1,977,752
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	3,708,061	3,751,890
CMO Series 2020-5 Class A1
05/25/2065	1.218%	3,181,999	3,187,272
CMO Series 2021-3 Class A1
06/25/2066	1.046%	4,915,232	4,930,065
CMO Series 2021-4 Class A1
07/25/2066	0.938%	5,179,823	5,179,868
CMO Series 2021-5 Class A1
09/25/2066	1.013%	8,272,000	8,279,833
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $88,222,578)			88,439,141

U.S. Treasury Obligations 37.9%

U.S. Treasury
05/15/2022	2.125%	22,222,000	22,506,719
05/31/2022	0.125%	45,556,000	45,572,016
09/30/2022	0.125%	62,800,000	62,814,719
10/31/2022	0.125%	60,418,000	60,429,800
12/31/2022	0.125%	5,797,000	5,796,094
03/31/2023	0.125%	48,398,000	48,356,408
05/31/2023	0.125%	42,440,000	42,373,688
08/31/2023	0.125%	58,413,000	58,260,122
09/30/2023	0.250%	20,385,000	20,369,871
01/15/2024	0.125%	8,160,000	8,117,288
08/15/2024	0.375%	28,722,000	28,621,024
09/15/2024	0.375%	36,948,000	36,789,239
Total U.S. Treasury Obligations (Cost $440,053,424)			440,006,988

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(e),(f)	31,830,203	31,827,020
Total Money Market Funds (Cost $31,827,020)		31,827,020
Total Investments in Securities (Cost: $1,178,397,157)		1,184,630,278
Other Assets & Liabilities, Net		(22,292,089)
Net Assets		1,162,338,189

CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2021 (Unaudited)
At September 30, 2021, securities and/or cash totaling $2,042,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,784	12/2021	USD	392,577,563	—	(261,456)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(746)	12/2021	USD	(91,565,672)	409,201	—
U.S. Ultra Bond 10-Year Note	(221)	12/2021	USD	(32,100,250)	581,492	—
Total					990,693	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $185,844,599, which represents 15.99% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	15,603,818	862,921,334	(846,698,132)	—	31,827,020	—	14,536	31,830,203
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7039_12_L01_(11/21)